SHARE-BASED COMPENSATION - Vesting Percentages Based on EBITA Target (Details) - Equity Incentive Plan 2021 - 2023, PSUs	12 Months Ended
Dec. 31, 2021
+10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	140.00%
+5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	120.00%
Business Plan Target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	100.00%
-5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	80.00%
less than -5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	0.00%